Entities accounted under the equity method Principal joint ventures - Summary financial information for joint ventures by fair value (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue		$ 53,658	$ 54,041	$ 55,554
Finance expense		(763)	(967)	(335)
Income tax		(4,041)	(3,832)	(5,614)
Profit after tax for the period		11,574	9,953	13,048
Other comprehensive income/(loss)		(3,374)	319	(1,897)
Total comprehensive income	[1]	8,200	10,272	$ 11,151
Non-current assets		83,666	82,039
Current assets		19,120	21,510
Current liabilities		(11,743)	(12,743)
Non-current liabilities		(33,078)	(34,465)
Net assets		57,965	56,341
– cash and cash equivalents		8,495	9,673
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue		11,413	9,187
Depreciation and amortisation		(1,417)	(1,183)
Other operating costs		(4,123)	(3,784)
Operating profit		5,873	4,220
Finance expense		(233)	(283)
Income tax		(2,707)	(1,773)
Profit after tax for the period		2,933	2,164
Other comprehensive income/(loss)		14	(13)
Total comprehensive income		2,947	2,151
Non-current assets		12,991	12,480
Current assets		3,230	2,751
Current liabilities		(2,351)	(1,607)
Non-current liabilities		(5,585)	(5,192)
Net assets		8,285	8,432
– cash and cash equivalents		677	360
– current financial liabilities		(170)	(677)
– non-current financial liabilities		(3,333)	(2,770)
Dividends received from joint venture (Rio Tinto share)		$ 1,035	$ 578

[1]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.